7. Note Payable	12 Months Ended
Dec. 31, 2012
Debt Disclosure [Abstract]
Note Payable

On May 9, 2011, the Company issued a $35,000 note payable to a related party by common directors (the “Note Payable”). The Note Payable bears interest at the Bank of Canada Prime Rate plus 1%. The Company may repay the entire Note Payable, including accrued interest, at anytime by advising the Lender of such intent to repay 15 days prior to the anticipated date of repayment. The Note Payable is payable on demand by the Lender. See Note. 13 Related Party Transactions.

During the year ended December 31, 2012 and 2011, the Company recorded interest expense of $1,400 and $905 respectively, related to this Note Payable. At December 31, 2012, accrued interest related to the Note Payable was $2,305.